EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of Changes in Equity Accounted Investments
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2025	2024	2023
Balance, beginning of year	$2,740	$2,546	$1,392
Acquisitions through business combinations	919	—	44
Investment(1)	245	389	700
Return of capital	—	(5)	—
Share of net (loss) income	(110)	(88)	186
Share of other comprehensive income	216	443	162
Dividends received	(159)	(90)	(58)
Change in basis of accounting, net(2)(3)(4)(5)	366	—	105
Transfer to assets held for sale	—	(421)	—
Disposal	(192)	—	—
Foreign exchange translation and other	62	(34)	15
Balance, end of year	$4,087	$2,740	$2,546
(1)Includes Isagen S.A. E.S.P.’s investment in a utility-scale solar asset. Refer to Note 3 - Acquisitions for more details.
(2)Includes the recognition of an 845 MW wind portfolio in the U.S. Refer to Note 4 - Disposal of assets for more details.
(3)Includes the recognition of a renewable operating and development platform in India. Refer to Note 4 - Disposal of assets for more details.
(4)Includes the recognition of a distributed generation development platform in the U.S. Refer to Note 4 - Disposal of assets for more details.
(5)Includes the derecognition of Westinghouse. In the fourth quarter of 2025, the Partnership terminated a voting agreement with an entity managed by Brookfield Asset Management which previously had given the Partnership significant influence over Westinghouse. The termination was effected to simplify the governance structure of the Brookfield consortium’s holdings in Westinghouse to assist in accelerating the build out of new nuclear reactors in the U.S. and globally. The termination of the agreement resulted in Brookfield Renewable no longer having significant influence over the investment with no change in its underlying economic interest in the business. Consequently, its equity-accounted investment of $428 million was derecognized, with the retained 11% interest recognized at its fair value of $1,047 million as a financial asset on the consolidated statement of financial position, with a gain of $619 million arising from the remeasurement recognized in other income in the consolidated statements of income (loss).

Schedule of Information Related to Associates and Joint Ventures
The following table presents the ownership interests and carrying values of Brookfield Renewable’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest		Carrying Value
	2025	2024	2025	2024
Hydroelectric	22%-50%	22%-50%	$517	$349
Wind	25%-50%	25%-50%	1,016	476
Utility-scale solar	25%-65%	25%-65%	1,398	320
Distributed energy & storage	13%-67%	50%-67%	597	680
Sustainable solutions	4%-67%	4%-67%	559	915
			$4,087	$2,740
The following table presents total assets, as well as total liabilities of Brookfield Renewable’s investments in associates and joint ventures:

	Total Assets		Total Liabilities
	2025	2024	2025	2024
Hydroelectric	$2,274	$2,063	$852	$698
Wind	7,643	4,151	4,618	2,573
Utility-scale solar	8,430	3,732	4,650	1,937
Distributed energy & storage	3,398	2,776	1,667	1,460
Sustainable solutions	6,433	8,105	2,053	1,830
	$28,178	$20,827	$13,840	$8,498
The following table presents total revenues, net income (loss) and other comprehensive income (loss) (“OCI”) of Brookfield Renewable’s investments in associates and joint ventures:

(MILLIONS)	2025			2024			2023
	Revenues	Net income (loss)	OCI	Revenues	Net income (loss)	OCI	Revenues	Net income (loss)	OCI
Hydroelectric	$105	$(15)	$13	$115	$49	$849	$105	$74	$(14)
Wind	391	(109)	146	56	(11)	35	—	3	21
Utility-scale solar	204	(108)	—	52	(152)	200	28	478	63
Distributed energy & Storage	248	(12)	33	461	(47)	98	604	210	373
Sustainable solutions	1,357	9	17	1,020	(205)	109	1,016	46	62
	$2,305	$(235)	$209	$1,704	$(366)	$1,291	$1,753	$811	$505